Share option (Details Narrative)						6 Months Ended		12 Months Ended
	Apr. 07, 2025 shares	Feb. 01, 2024 USD ($) shares $ / shares	Jul. 17, 2023	Jun. 12, 2023 USD ($) $ / shares	Jun. 12, 2023 $ / shares $ / shares	Jun. 30, 2026 SGD ($) shares	Jun. 30, 2025 SGD ($)	Dec. 31, 2025 SGD ($) shares
IfrsStatementLineItems [Line Items]
Description of share options granted			the Company granted a consultant share option equivalent to 3.5% of total number of shares of the Company as of 7 December 2022 with no vesting period.
Number of options ,Granted | shares								541,748
Fair value of shares granted | shares	1,659,828
Fair value of shares option | $								$ 8,490,000
Share-based payment expenses | $						$ 726,200	$ 616,862
Administrative expense [member]
IfrsStatementLineItems [Line Items]
Share-based payment expenses | $								$ 2,793,584
Issued share captial [member]
IfrsStatementLineItems [Line Items]
Number of options ,Granted | shares		5,900,000
Exercise price | $ / shares		$ 0.0001
Issued share captial [member] | Underwriting agreement [Member]
IfrsStatementLineItems [Line Items]
Exercise price | $ / shares		$ 0.0005
Number of shares issued | shares		262,228
Par value per shares | $ / shares		$ 4.00
Gross proceeds | $		$ 1,048,912
Ordinary shares [member]
IfrsStatementLineItems [Line Items]
Par value per shares | $ / shares				$ 0.0001	$ 0.0001
Granted shares issued | $ / shares					$ 1,397,600
Consideration amount | $				$ 139.76